CONNER & WINTERS, LLP

LAWYERS

211 EAST DICKSON STREET

FAYETTEVILLE, ARKANSAS 72701

(470) 582-5711

WRITER’S DIRECT NUMBER

(479) 587-3418

WRITER’S FAX NUMBER

(479) 587-1426

June 16, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Willbros Group, Inc.

Commission File No. 1-11953

Form 10-K

Ladies and Gentlemen:

On behalf of Willbros Group, Inc. (the “Company”), submitted herewith for filing with your office pursuant to Rule 13a-1 under the Securities Exchange Act of 1934, as amended, and Regulation S-T, is the Company’s Form 10-K for the fiscal year ended December 31, 2005, including exhibits.

Management has advised us that the financial statements included in the Company’s Form 10-K for fiscal 2005 do not reflect any change in any accounting principles or practices or in the method of applying any such principles or practices from the preceding year.

If you have any questions, please do not hesitate to contact me at (479) 587-3418, collect.

Very truly yours,

/s/ Greg S. Scharlau

Greg S. Scharlau

Enclosures

cc:	Ron Lefaive

  Willbros USA, Inc.